Income Tax (Deferred Income Tax Assets and Liabilities) (detail) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Components of Deferred Tax Assets and Liabilities [Abstract]
Future tax credits	$ 3,827,000	$ 3,807,000
Inventory valuation	0	0
Employee benefits	3,119,000	3,174,000
Insurance	924,000	881,000
Otrher comprehensive loss	7,135,000	18,154,000
Interest	32,000	21,000
Defined benefit plan		0
Prepaid revenue	444,000	571,000
Other deferred	472,000	2,804,000
Severance	0	3,000
Total	15,953,000	29,415,000
Property basis and depreciation difference	12,786,000	9,330,000
481 (a) adjustment	429,000	880,000
Income from Equity Investment	193,000	69,000
Inventory valuation	1,032,000	1,247,000
Intangibles	213,000	235,000
Pension	3,590,000	2,896,000
Total	18,243,000	14,657,000
Valuation allowance - non-current	1,891,000	1,861,000
Net deferred income tax asset	$ (4,181,000)	$ 12,897,000